GMO Opportunistic Income Fund Performance Management - GMO Opportunistic Income Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Securitized Index and an additional comparative index intended solely to represent, in satisfaction of regulatory requirements, the overall fixed income market. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Securitized Index and an additional comparative index intended solely to represent, in satisfaction of regulatory requirements, the overall fixed income market.
Bar Chart [Heading]	Annual Total Returns/Class VI Shares1 <br/>Years Ending December 31
Bar Chart Closing [Text Block]	Highest Quarter:4.55%2Q 2020Lowest Quarter:-4.05%1Q 2020Year-to-Date:2.11%As of3/31/2025
Performance Table Heading	Average Annual Total Returns1,2 <br/>Periods Ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.gmo.com
Class VI
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	2.11%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	4.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(4.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020